UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ken Roberts Investment Management, Inc.
Address: 601 W. Riverside Ave.
         Ste. 1670
         Spokane, WA  99201

13F File Number:  28-06910

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth Roberts
Title:     President
Phone:     (509) 624-5591

Signature, Place, and Date of Signing:

     Kenneth Roberts     Spokane, WA     February 12, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $200,994 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIR PRODS & CHEMS INC          COM              009158106     7424   147690 SH       Sole                   111830        0    35860
AMERICAN INTL GROUP INC        COM              026874107      745   474652 SH       Sole                   359188        0   115464
AT&T INC                       COM              00206r102     1383    48535 SH       Sole                    36260        0    12275
AUTOMATIC DATA PROCESSING IN   COM              053015103     1797    45676 SH       Sole                    34652        0    11024
AVERY DENNISON CORP            COM              053611109     9116   278506 SH       Sole                   211801        0    66705
BP PLC                         SPONSORED ADR    055622104      227     4866 SH       Sole                     4826        0       40
CHEVRON CORP NEW               COM              166764100     4101    55446 SH       Sole                    41821        0    13625
CISCO SYS INC                  COM              17275r102     8712   534468 SH       Sole                   400793        0   133675
CIT GROUP INC                  COM              125581108     1983   436849 SH       Sole                   332019        0   104830
COMCAST CORP NEW               CL A SPL         20030n200     4965   307410 SH       Sole                   230960        0    76450
CONOCOPHILLIPS                 COM              20825c104      539    10414 SH       Sole                     9468        0      946
CVS CAREMARK CORPORATION       COM              126650100     8876   308831 SH       Sole                   231896        0    76935
EMERSON ELEC CO                COM              291011104     6255   170841 SH       Sole                   131366        0    39475
ENSCO INTL INC                 COM              26874q100     1408    49589 SH       Sole                    35814        0    13775
EXXON MOBIL CORP               COM              30231g102      347     4342 SH       Sole                     4342        0        0
GENERAL ELECTRIC CO            COM              369604103     9264   571875 SH       Sole                   434563        0   137312
ISHARES TR                     DJ SEL DIV INX   464287168      299     7250 SH       Sole                     6500        0      750
ISHARES TR                     BARCLYS 7-10 YR  464287440      345     3500 SH       Sole                     2800        0      700
JABIL CIRCUIT INC              COM              466313103     4857   719570 SH       Sole                   532370        0   187200
KEY TRONICS CORP               COM              493144109      126   129780 SH       Sole                   107280        0    22500
KLA-TENCOR CORP                COM              482480100     3317   152235 SH       Sole                   117455        0    34780
MARATHON OIL CORP              COM              565849106     6522   238380 SH       Sole                   181385        0    56995
MEDTRONIC INC                  COM              585055106     9616   306047 SH       Sole                   232687        0    73360
MICRON TECHNOLOGY INC          COM              595112103     2809  1064072 SH       Sole                   822922        0   241150
MICROSOFT CORP                 COM              594918104    11051   568488 SH       Sole                   431102        0   137386
NABORS INDUSTRIES LTD          SHS              G6359F103     3267   272960 SH       Sole                   206385        0    66575
NORDSTROM INC                  COM              655664100     5655   424881 SH       Sole                   319931        0   104950
ORACLE CORP                    COM              68389x105    12161   685883 SH       Sole                   521758        0   164125
PEABODY ENERGY CORP            COM              704549104     4369   192025 SH       Sole                   147215        0    44810
PEPSICO INC                    COM              713448108     5502   100464 SH       Sole                    74539        0    25925
QUALCOMM INC                   COM              747525103     5808   162085 SH       Sole                   120250        0    41835
SCHLUMBERGER LTD               COM              806857108     5970   141035 SH       Sole                   107025        0    34010
SEMITOOL INC                   COM              816909105      300    98260 SH       Sole                    76310        0    21950
SPDR TR                        UNIT SER 1       78462f103     2277    25230 SH       Sole                    18400        0     6830
STARBUCKS CORP                 COM              855244109     7125   753176 SH       Sole                   560827        0   192349
STRYKER CORP                   COM              863667101     7431   186012 SH       Sole                   139712        0    46300
TEXAS INSTRS INC               COM              882508104     5116   329620 SH       Sole                   249695        0    79925
TIDEWATER INC                  COM              886423102     3320    82450 SH       Sole                    62930        0    19520
TIME WARNER INC                COM              887317105     5353   532126 SH       Sole                   407332        0   124794
VALERO ENERGY CORP NEW         COM              91913y100     7255   335268 SH       Sole                   254288        0    80980
VEECO INSTRS INC DEL           COM              922417100     2608   411382 SH       Sole                   315782        0    95600
WASHINGTON FED INC             COM              938824109      173    11577 SH       Sole                     9163        0     2414
WEATHERFORD INTERNATIONAL LT   COM              g95089101     4448   411101 SH       Sole                   312176        0    98925
WESTERN ASST MNG MUN FD INC    COM              95766m105      371    39808 SH       Sole                    37800        0     2008
ZIMMER HLDGS INC               COM              98956p102     6401   158356 SH       Sole                   120601        0    37755